UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                                    --------

                                    FORM N-Q

                                    --------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-08009

                           PBHG INSURANCE SERIES FUND
               (Exact name of registrant as specified in charter)

                                    --------


                            1400 Liberty Ridge Drive
                                Wayne, PA 19087
              (Address of principal executive offices) (Zip code)

                                David J. Bullock
                          Liberty Ridge Capital, Inc.
                   1400 Liberty Ridge Drive, Wayne, PA 19087
                    (Name and address of agent for service)

                                    Copes to:

     William H. Rheiner, Esq.                             John M. Zerr, Esq.
Ballard Spahr Andrews & Ingersoll                    Liberty Ridge Capital, Inc.
  1735 Market Street, 51st Floor                       1400 Liberty Ridge Drive
   Philadelphia, PA 19103-7599                             Wayne, PA 19087
          (215) 864-8600                                    (610) 647-4100


       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (610) 647-4100

                   DATE OF FISCAL YEAR END: DECEMBER 31

                    DATE OF REPORTING PERIOD: MARCH 31, 2005

ITEM 1.   SCHEDULE OF INVESTMENTS


SCHEDULE OF INVESTMENTS


Liberty Ridge Growth II Portfolio (formerly PBHG Growth II Portfolio) March 31, 2005 (Unaudited)


                                                     MARKET
     DESCRIPTION                       SHARES      VALUE (000)
--------------------------------------------------------------------------------

COMMON STOCK -- 98.1%
    CONSUMER CYCLICAL -- 26.4%
      APPAREL MANUFACTURERS -- 3.9%
      Coach*                              22,400  $     1,269
      Polo Ralph Lauren                   15,700          609
                                                  -----------
                                                        1,878
      AUDIO/VIDEO PRODUCTS -- 0.4%
      Harman International
      Industries                           2,100          186
                                                  -----------
      CASINO HOTELS -- 2.3%
      MGM Mirage*                          3,920          278
      Station Casinos                     12,200          824
                                                  -----------
                                                        1,102
      CASINO SERVICES -- 0.4%
      International Game
      Technology                           6,400          171
                                                  -----------
      CRUISE LINES -- 1.5%
      Royal Caribbean Cruises             15,700          702
                                                  -----------
      DISTRIBUTION/WHOLESALE -- 1.9%
      CDW                                  6,400          363
      Fastenal                             9,200          509
                                                  -----------
                                                          872
      HOTELS & MOTELS -- 0.3%
      Starwood Hotels & Resorts
      Worldwide                            2,500          150
                                                  -----------
      RETAIL-APPAREL/SHOE -- 4.6%
      American Eagle Outfitters           28,200          833
      Chico's FAS*                        17,000          480
      Nordstrom                            6,700          371
      Pacific Sunwear Of
      California*                         16,850          472
                                                  -----------
                                                        2,156
      RETAIL-AUTO PARTS -- 1.3%
      O'Reilly Automotive*                12,200          604
                                                  -----------
      RETAIL-CATALOG SHOPPING -- 0.4%
      MSC Industrial Direct, Cl A          5,600          171
                                                  -----------
      RETAIL-GARDENING PRODUCTS -- 1.5%
      Tractor Supply*                     15,900          694
                                                  -----------
      RETAIL-MAIL ORDER -- 1.8%
      Williams-Sonoma*                    22,600          830
                                                  -----------
      RETAIL-OFFICE SUPPLIES -- 0.7%
      Staples                             10,200          320
                                                  -----------
      RETAIL-PET FOOD & SUPPLIES -- 3.3%
      Petco Animal Supplies*              25,700          946
      Petsmart                            22,700          653
                                                  -----------
                                                        1,599

                                                     MARKET
     DESCRIPTION                       SHARES      VALUE (000)
--------------------------------------------------------------------------------
      RETAIL-RESTAURANTS -- 2.1%
      PF Chang's China Bistro*             9,200  $       550
      Sonic*                              12,300          411
                                                  -----------
                                                          961
                                                  -----------
    Total Consumer Cyclical (Cost $ 9,122)             12,396
                                                  -----------
    FINANCIAL -- 4.2%
      FIDUCIARY BANKS -- 1.0%
      Investors Financial Services         9,300          455
                                                  -----------
      FINANCE-CONSUMER LOANS -- 0.5%
      First Marblehead*                    3,800          219
                                                  -----------
      FINANCE-INVESTMENT BANKER/BROKER-- 0.7%
      Ameritrade Holding*                 34,600          353
                                                  -----------
      FINANCE-OTHER SERVICES -- 2.0%
      Chicago Mercantile Exchange
         Holdings                          4,800          931
                                                  -----------
    Total Financial (Cost $ 1,658)                      1,958
                                                  -----------
    HEALTH CARE -- 16.2%
      DENTAL SUPPLIES & EQUIPMENT -- 2.0%
      Dentsply International              16,800          914
                                                  -----------
      DIAGNOSTIC EQUIPMENT -- 0.8%
      Gen-Probe*                           8,400          374
                                                  -----------
      DIAGNOSTIC KITS -- 0.5%
      Dade Behring Holdings*               4,000          236
                                                  -----------
      HOSPITAL BEDS/EQUIPMENT -- 1.0%
      Kinetic Concepts*                    8,000          477
                                                  -----------
      MEDICAL INSTRUMENTS -- 2.5%
      St. Jude Medical*                   14,800          533
      Techne*                             17,100          687
                                                  -----------
                                                        1,220
      MEDICAL LABS & TESTING SERVICES -- 0.6%
      Covance*                             6,100          291
                                                  -----------
      MEDICAL PRODUCTS -- 2.5%
      Henry Schein*                       14,200          509
      Varian Medical Systems*             19,000          651
                                                  -----------
                                                        1,160
      MEDICAL-BIOMEDICAL/GENETIC -- 3.0%
      Affymetrix*                          2,200           94
      Celgene*                            25,000          851
      Invitrogen*                          6,900          478
                                                  -----------
                                                        1,423
      PHARMACY SERVICES -- 0.9%
      Express Scripts*                     4,600          401
                                                  -----------
      RESPIRATORY PRODUCTS -- 2.1%
      Resmed*                             12,300          694
      Respironics*                         4,600          268
                                                  -----------
                                                          962

SCHEDULE OF INVESTMENTS


Liberty Ridge Growth II Portfolio (formerly PBHG Growth II Portfolio) March 31, 2005 (Unaudited)


                                                     MARKET
     DESCRIPTION                       SHARES      VALUE (000)
--------------------------------------------------------------------------------
      VETERINARY DIAGNOSTICS -- 0.3%
      VCA Antech*                          6,100  $       123
                                                  -----------
    Total Health Care (Cost $ 5,454)                    7,581
                                                  -----------
    INDUSTRIAL -- 8.7%
      ELECTRONIC MEASURING INSTRUMENTS -- 0.9%
      Trimble Navigation*                 12,300          416
                                                  -----------
      ELECTRONICS-MILITARY -- 0.7%
      L-3 Communications Holdings          4,700          334
                                                  -----------
      IDENTIFICATION SYSTEMS/DEVELOPMENT -- 0.3%
      Symbol Technologies                  9,100          132
                                                  -----------
      INDUSTRIAL AUTOMATION/ROBOTICS -- 1.6%
      Cognex                              29,200          726
                                                  -----------
      INSTRUMENTS-SCIENTIFIC -- 0.7%
      Fisher Scientific
      International*                       6,000          342
                                                  -----------
      MACHINERY-PRINT TRADE -- 2.4%
      Zebra Technologies, Cl A*           24,750        1,175
                                                  -----------
      METAL PROCESSORS & FABRICATORS -- 2.1%
      Precision Castparts                 12,300          947
                                                  -----------
    Total Industrial (Cost $ 3,370)                     4,072
                                                  -----------
    SERVICES -- 12.2%
      ADVERTISING SERVICES -- 1.4%
      Getty Images*                        9,000          640
                                                  -----------
      COMMERCIAL SERVICES -- 0.6%
      Alliance Data Systems*               2,500          101
      ChoicePoint*                         4,300          172
                                                  -----------
                                                          273
      COMPUTER SERVICES -- 4.0%
      Cognizant Technology
      Solutions, Cl A*                    41,400        1,913
                                                  -----------
      CONSULTING SERVICES -- 3.7%
      Corporate Executive Board           26,600        1,701
                                                  -----------
      SCHOOLS -- 2.5%
      Apollo Group, Cl A*                 15,828        1,172
                                                  -----------
    Total Services (Cost $ 2,543)                       5,699
                                                  -----------
    TECHNOLOGY -- 29.9%
      APPLICATIONS SOFTWARE -- 1.3%
      Intuit*                             10,700          469
      Verint Systems*                      4,500          157
                                                  -----------
                                                          626
      CELLULAR TELECOMMUNICATIONS -- 1.7%
      Nextel Partners, Cl A*              35,100          771
                                                  -----------
      COMMUNICATIONS SOFTWARE -- 2.0%
      Avid Technology*                    17,800          963
                                                  -----------


                                                     MARKET
     DESCRIPTION                       SHARES      VALUE (000)
--------------------------------------------------------------------------------
      COMPUTER AIDED DESIGN -- 1.8%
      Ansys*                              12,800  $       438
      Autodesk                            12,600          375
                                                  -----------
                                                          813
      COMPUTERS-INTEGRATED SYSTEMS -- 1.5%
      Kronos*                              8,600          440
      Micros Systems*                      7,200          264
                                                  -----------
                                                          704
      COMPUTERS-MEMORY DEVICES -- 1.5%
      Network Appliance*                  25,500          705
                                                  -----------
      DECISION SUPPORT SOFTWARE -- 2.9%
      Cognos*                             32,600        1,367
                                                  -----------
      ELECTRONIC COMPONENTS-MISCELLANEOUS -- 1.7%
      Jabil Circuit*                      27,600          787
                                                  -----------
      ELECTRONIC COMPONENTS-SEMICONDUCTORS -- 0.9%
      Microchip Technology                 5,900          153
      Silicon Laboratories*                8,600          256
                                                  -----------
                                                          409
      INTERNET CONTENT-ENTERTAINMENT -- 0.5%
      Shanda Interactive
         Entertainment ADR*                7,500          227
                                                  -----------
      INTERNET SECURITY -- 1.3%
      McAfee*                             27,400          618
                                                  -----------
      NETWORKING PRODUCTS -- 1.3%
      Juniper Networks*                   28,300          624
                                                  -----------
      SEMICONDUCTOR COMPONENTS-INTEGRATED CIRCUITS -- 5.6%
      Cypress Semiconductor*              12,600          159
      Emulex*                             22,700          428
      Linear Technology                   13,000          498
      Marvell Technology Group*           30,700        1,177
      Sigmatel*                           10,700          400
                                                  -----------
                                                        2,662
      SEMICONDUCTOR EQUIPMENT -- 3.9%
      Lam Research*                       35,400        1,022
      Varian Semiconductor
         Equipment Associates*            21,500          817
                                                  -----------
                                                        1,839
      TELECOMMUNICATIONS EQUIPMENT -- 2.0%
      Harris                              20,800          679
      Plantronics                          6,100          232
                                                  -----------
                                                          911
                                                  -----------
    Total Technology (Cost $ 10,806)                   14,026
                                                  -----------
    TRANSPORTATION -- 0.5%
      TRANSPORT-SERVICES -- 0.5%
      Expeditors International
      Washington                           4,700          252
                                                  -----------
    Total Transportation (Cost $ 234)                     252
                                                  -----------
Total Common Stock (Cost $33,187)                      45,984
                                                  -----------

SCHEDULE OF INVESTMENTS


Liberty Ridge Growth II Portfolio (formerly PBHG Growth II Portfolio) March 31, 2005 (Unaudited)


                                        FACE          MARKET
     DESCRIPTION                    AMOUNT (000)   VALUE (000)
--------------------------------------------------------------------------------

REPURCHASE AGREEMENT -- 0.7%
  Morgan Stanley 2.730%, dated
    03/31/05, to be repurchased
    on 04/01/05, repurchase price
    $337,978 (collateralized by a
    U.S. Government obligation,
    par value $355,000, 0.000%,
    12/19/05, total market value
    $345,983)(A)                           $ 338         $338
                                                  -----------
Total Repurchase Agreement (Cost $338)                    338
                                                  -----------

Total Investments (98.8%) (Cost $33,525) +            $46,322
                                                  ============


Percentages are based on Net Assets of $46,897,217.

* Non-income producing security.
(A) -- Tri-party repurchase agreement
ADR -- American Depositary Receipt
Cl -- Class
Cost figures are shown with "000's" omitted.

+ At March 31, 2005, the tax basis cost of the Portfolio's investments was $33,525,197, and the unrealized appreciation and depreciation were $13,555,418 and $(758,395), respectively.

For information regarding the Portfolio's policy on valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent semi-annual or annual financial statements.

SCHEDULE OF INVESTMENTS


Liberty Ridge Large Cap Growth Portfolio
(formerly PBHG Large Cap Growth Portfolio)
March 31, 2005 (Unaudited)


                                                     MARKET
     DESCRIPTION                       SHARES      VALUE (000)
--------------------------------------------------------------------------------

COMMON STOCK -- 97.8%
    CONSUMER CYCLICAL -- 18.6%
      APPAREL MANUFACTURERS -- 1.6%
      Coach*                               7,740  $       438
                                                  -----------
      ATHLETIC FOOTWEAR -- 1.3%
      Nike, Cl B                           4,270          356
                                                  -----------
      AUDIO/VIDEO PRODUCTS -- 1.0%
      Harman International
      Industries                           3,150          279
                                                  -----------
      CASINO HOTELS -- 1.2%
      MGM Mirage*                          4,770          338
                                                  -----------
      CASINO SERVICES -- 1.2%
      International Game
      Technology                          11,720          313
                                                  -----------
      CRUISE LINES -- 1.7%
      Carnival                             8,940          463
                                                  -----------
      ENTERTAINMENT SOFTWARE -- 1.3%
      Electronic Arts*                     6,550          339
                                                  -----------
      MULTIMEDIA -- 0.8%
      Time Warner*                        12,200          214
                                                  -----------
      RETAIL-BEDDING -- 0.8%
      Bed Bath & Beyond*                   5,650          206
                                                  -----------
      RETAIL-BUILDING PRODUCTS -- 1.6%
      Lowe's                               7,650          437
                                                  -----------
      RETAIL-DISCOUNT -- 2.1%
      Target                               6,450          323
      Wal-Mart Stores                      5,460          273
                                                  -----------
                                                          596
      RETAIL-DRUG STORE -- 1.3%
      Walgreen                             8,040          357
                                                  -----------
      RETAIL-OFFICE SUPPLIES -- 1.7%
      Staples                             14,200          446
                                                  -----------
      RETAIL-RESTAURANTS -- 1.0%
      Starbucks*                           5,260          272
                                                  -----------
    Total Consumer Cyclical (Cost $ 3,922)              5,054
                                                  -----------
    CONSUMER NON-CYCLICAL -- 4.3%
      BEVERAGES-NON-ALCOHOLIC -- 1.0%
      PepsiCo                              5,170          274
                                                  -----------
      COSMETICS & TOILETRIES -- 3.3%
      Avon Products                        6,050          260
      Estee Lauder, Cl A                   3,610          162
      Proctor & Gamble                     8,940          474
                                                  -----------
                                                          896
                                                  -----------
    Total Consumer Non-Cyclical (Cost $ 963)            1,170
                                                  -----------

                                                     MARKET
     DESCRIPTION                       SHARES      VALUE (000)
-----------------------------------------------------------------
    ENERGY -- 1.3%
      OIL-FIELD SERVICES -- 1.3%
      Schlumberger                         4,870  $       343
                                                  -----------
    Total Energy (Cost $ 267)                             343
                                                  -----------
    FINANCIAL -- 5.9%
      FINANCE-INVESTMENT BANKER/BROKER -- 3.3%
      Citigroup                            7,940          357
      Goldman Sachs Group                  4,980          547
                                                  -----------
                                                          904
      FINANCE-MORTGAGE LOAN/BANKER -- 1.2%
      Countrywide Financial               10,320          335
                                                  -----------
      MULTI-LINE INSURANCE -- 0.6%
      American International Group         2,880          160
                                                  -----------
      SUPER-REGIONAL BANKS-US -- 0.8%
      Wells Fargo                          3,560          213
                                                  -----------
    Total Financial (Cost $ 1,342)                      1,612
                                                  -----------
    HEALTH CARE -- 23.7%
      MEDICAL INSTRUMENTS -- 4.6%
      Boston Scientific*                   9,720          285
      Guidant                              8,140          601
      St. Jude Medical*                    9,630          347
                                                  -----------
                                                        1,233
      MEDICAL PRODUCTS -- 5.1%
      Johnson & Johnson                    7,150          480
      Stryker                              4,870          217
      Varian Medical Systems*              3,970          136
      Zimmer Holdings*                     7,550          588
                                                  -----------
                                                        1,421
      MEDICAL-BIOMEDICAL/GENETIC -- 3.2%
      Amgen*                               4,970          289
      Genentech*                           5,150          292
      Genzyme*                             5,170          296
                                                  -----------
                                                          877
      MEDICAL-DRUGS -- 2.6%
      Abbott Laboratories                  4,770          222
      Pfizer                              17,840          469
                                                  -----------
                                                          691
      MEDICAL-GENERIC DRUGS -- 2.4%
      Teva Pharmaceutical
            Industries ADR                20,940          649
                                                  -----------
      MEDICAL-HMO -- 2.1%
      UnitedHealth Group                   3,780          360
      WellPoint*                           1,690          212
                                                  -----------
                                                          572
      OPTICAL SUPPLIES -- 1.2%
      Alcon                                3,770          337
                                                  -----------
      PHARMACY SERVICES -- 1.3%
      Caremark Rx*                         8,660          344
                                                  -----------

SCHEDULE OF INVESTMENTS


Liberty Ridge Large Cap Growth Portfolio
(formerly PBHG Large Cap Growth Portfolio)
March 31, 2005 (Unaudited)


                                                      MARKET
     DESCRIPTION                       SHARES      VALUE (000)
--------------------------------------------------------------------------------
      THERAPEUTICS -- 1.2%
      Gilead Sciences*                     9,040  $       324
                                                  -----------
    Total Health Care (Cost $ 4,849)                    6,448
                                                  -----------
    INDUSTRIAL -- 4.7%
      AEROSPACE/DEFENSE -- 0.8%
      Lockheed Martin                      3,580          219
                                                  -----------
      DIVERSIFIED MANUFACTURING OPERATIONS -- 3.9%
      Danaher                              3,970          212
      General Electric                    15,120          545
      Tyco International                   9,140          309
                                                  -----------
                                                        1,066
                                                  -----------
    Total Industrial (Cost $ 1,121)                     1,285
                                                  -----------
    SERVICES -- 7.0%
      COMPUTER SERVICES -- 1.1%
      Cognizant Technology
         Solutions, Cl A*                  6,080          281
                                                  -----------
      CONSULTING SERVICES -- 1.0%
      Accenture, Cl A*                    11,620          281
                                                  -----------
      E-COMMERCE/SERVICES -- 2.8%
      eBay*                               21,200          790
                                                  -----------
      SCHOOLS -- 2.1%
      Apollo Group, Cl A*                  7,550          559
                                                  -----------
    Total Services (Cost $ 1,284)                       1,911
                                                  -----------
    TECHNOLOGY -- 31.3%
      APPLICATIONS SOFTWARE -- 5.1%
      Infosys Technologies ADR             8,040          593
      Microsoft                           21,546          521
      Wipro ADR                           14,580          297
                                                  -----------
                                                        1,411
      CELLULAR TELECOMMUNICATIONS -- 0.5%
      Nextel Communications, Cl A*         4,900          139
                                                  -----------
      COMPUTER AIDED DESIGN -- 1.9%
      Autodesk                            16,960          505
                                                  -----------
      COMPUTERS -- 2.0%
      Apple Computer*                      5,080          212
      Dell*                                8,340          320
                                                  -----------
                                                          532
      COMPUTERS-MEMORY DEVICES -- 2.0%
      EMC Corp/Massachusetts*             27,600          340
      Network Appliance*                   7,440          206
                                                  -----------
                                                          546
      DATA PROCESSING/MANAGEMENT -- 0.6%
      Veritas Software*                    7,250          168
                                                  -----------
      ELECTRONIC COMPONENTS-MISCELLANEOUS -- 0.5%
      Flextronics International*          11,350          137
                                                  -----------

                                    SHARES/FACE       MARKET
     DESCRIPTION                    AMOUNT (000)   VALUE (000)
--------------------------------------------------------------------------------
      ELECTRONIC COMPONENTS-SEMICONDUCTORS -- 3.7%
      Broadcom, Cl A*                     14,200  $       425
      Intel                               17,650          410
      Xilinx                               7,120          208
                                                  ------------
                                                        1,043
      ENTERPRISE SOFTWARE/SERVICES -- 1.0%
      Oracle*                             21,240          265
                                                  -----------
      INTERNET SECURITY -- 2.5%
      Symantec*                           31,670          675
                                                  -----------
      NETWORKING PRODUCTS -- 2.8%
      Cisco Systems*                      29,560          529
      Juniper Networks*                    9,920          219
                                                  -----------
                                                          748
      SEMICONDUCTOR EQUIPMENT -- 0.7%
      Applied Materials*                  11,110          181
                                                  -----------
      WEB PORTALS/ISP -- 5.3%
      Google, Cl A*                        2,890          522
      Yahoo!*                             27,500          932
                                                  ------------
                                                        1,454
      WIRELESS EQUIPMENT -- 2.7%
      Qualcomm                            20,160          739
                                                  -----------
    Total Technology (Cost $ 6,504)                     8,543
                                                  -----------
    TRANSPORTATION -- 1.0%
      TRANSPORT-SERVICES -- 1.0%
      United Parcel Service
      Inc/Georgia, Cl B                    3,770          274
                                                  -----------
    Total Transportation (Cost $ 294)                     274
                                                  -----------
Total Common Stock (Cost $20,546)                      26,640
                                                  -----------

REPURCHASE AGREEMENT -- 1.6%
  Morgan Stanley 2.550%, dated
    03/31/05, to be repurchased
    on 04/01/05, repurchase price
    $427,473 (collateralized by a
    U.S. Treasury obligation, par
    value $1,327,712, 6.375%,
    08/15/27, total market value
    $435,994)(A)                           $ 427          427
                                                  -----------
Total Repurchase Agreement (Cost $427)                    427
                                                  -----------
Total Investments (99.4%) (Cost $20,973) +            $27,067
                                                  ===========

Percentages are based on Net Assets of $27,240,236.

SCHEDULE OF INVESTMENTS


Liberty Ridge Large Cap Growth Portfolio
(formerly PBHG Large Cap Growth Portfolio)
March 31, 2005 (Unaudited)


* Non-income producing security.
(A) -- Tri-party repurchase agreement
ADR -- American Depositary Receipt
Cl -- Class
Cost figures are shown with "000's" omitted.

+ At March 31, 2005, the tax basis cost of the Portfolio's investments was $20,973,189, and the unrealized appreciation and depreciation were $6,694,149 and $(600,232), respectively.

For information regarding the Portfolio's policy on valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent semi-annual or annual financial statements.

SCHEDULE OF INVESTMENTS

Liberty Ridge Large Cap Growth Concentrated Portfolio
(formerly PBHG Large Cap Growth Concentrated Portfolio)
March 31, 2005 (Unaudited)


                                                     MARKET
     DESCRIPTION                       SHARES      VALUE (000)
--------------------------------------------------------------------------------

COMMON STOCK -- 96.2%
    CONSUMER CYCLICAL -- 11.1%
      AUDIO/VIDEO PRODUCTS -- 2.4%
      Harman International
      Industries                          22,760  $     2,013
                                                  -----------
      ENTERTAINMENT SOFTWARE -- 3.8%
      Electronic Arts*                    63,900        3,309
                                                  -----------
      RETAIL-OFFICE SUPPLIES -- 4.9%
      Staples                            136,000        4,275
                                                  -----------
    Total Consumer Cyclical (Cost $ 9,484)              9,597
                                                  -----------
    FINANCIAL -- 4.9%
      FINANCE-INVESTMENT BANKER/BROKER -- 4.9%
      Goldman Sachs Group                 38,200        4,202
                                                  -----------
    Total Financial (Cost $ 3,857)                      4,202
                                                  -----------
    HEALTH CARE -- 17.1%
      MEDICAL INSTRUMENTS -- 5.8%
      Boston Scientific*                  52,800        1,547
      Guidant                             46,700        3,451
                                                  -----------
                                                        4,998
      MEDICAL PRODUCTS -- 5.4%
      Zimmer Holdings*                    59,100        4,598
                                                  -----------
      MEDICAL-GENERIC DRUGS -- 5.9%
      Teva Pharmaceutical
         Industries ADR                  166,000        5,146
                                                  -----------
    Total Health Care (Cost $ 13,543)                  14,742
                                                  -----------
    SERVICES -- 11.7%
      E-COMMERCE/SERVICES -- 5.9%
      eBay*                              136,200        5,075
                                                  -----------
      SCHOOLS -- 5.8%
      Apollo Group, Cl A*                 67,100        4,969
                                                  -----------
    Total Services (Cost $ 7,216)                      10,044
                                                  -----------
    TECHNOLOGY -- 51.4%
      APPLICATIONS SOFTWARE -- 9.7%
      Infosys Technologies ADR            58,000        4,276
      Microsoft                          168,300        4,068
                                                  -----------
                                                        8,344
      COMPUTER AIDED DESIGN -- 3.8%
      Autodesk                           109,200        3,250
                                                  -----------
      ELECTRONIC COMPONENTS-SEMICONDUCTORS -- 7.6%
      Broadcom, Cl A*                    116,300        3,479
      Intel                               74,900        1,740
      Xilinx                              44,400        1,298
                                                  -----------
                                                        6,517
      INTERNET SECURITY -- 6.8%
      Symantec*                          277,500        5,919
                                                  -----------

                                    SHARES/FACE       MARKET
     DESCRIPTION                    AMOUNT (000)   VALUE (000)
--------------------------------------------------------------------------------
      NETWORKING PRODUCTS -- 4.0%
      Cisco Systems*                      97,400  $     1,743
      Juniper Networks*                   74,400        1,641
                                                  -----------
                                                        3,384
      WEB PORTALS/ISP -- 13.8%
      Google, Cl A*                       17,900        3,231
      Yahoo!*                            254,300        8,621
                                                  -----------
                                                       11,852
      WIRELESS EQUIPMENT -- 5.7%
      Qualcomm                           134,900        4,944
                                                  -----------
    Total Technology (Cost $ 38,030)                   44,210
                                                  -----------
Total Common Stock (Cost $72,130)                      82,795
                                                  -----------

REPURCHASE AGREEMENT -- 2.7%
  Morgan Stanley 2.830%, dated
    03/31/05, to be repurchased
    on 04/01/05, repurchase price
    $2,350,133 (collateralized by
    a U.S. Treasury obligation,
    par value $2,401,000, 0.000%,
    04/21/05, total market value
    $2,397,302)(A)                       $ 2,350        2,350
                                                  -----------
Total Repurchase Agreement (Cost $2,350)                2,350
                                                  -----------

Total Investments (98.9%) (Cost $74,480)+             $85,145
                                                  ===========

Percentages are based on Net Assets of $86,107,473.

* Non-income producing security.
(A) -- Tri-party repurchase agreement
ADR -- American Depositary Receipt
Cl -- Class
Cost figures are shown with "000's" omitted.

+ At March 31, 2005, the tax basis cost of the Portfolio's investments was $74,479,702, and the unrealized appreciation and depreciation were $14,399,707 and $(3,734,632), respectively.

For information regarding the Portfolio's policy on valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent semi-annual or annual financial statements.

SCHEDULE OF INVESTMENTS


Liberty Ridge Mid-Cap Portfolio (formerly PBHG Mid-Cap Portfolio)
March 31, 2005 (Unaudited)


                                                     MARKET
     DESCRIPTION                       SHARES      VALUE (000)
--------------------------------------------------------------------------------

COMMON STOCK -- 97.2%
    BASIC MATERIALS -- 4.7%
      CHEMICALS-DIVERSIFIED -- 1.5%
      Lyondell Chemical                   25,710  $       718
                                                  -----------
      CHEMICALS-PLASTICS -- 0.9%
      Spartech                            20,830          413
                                                  -----------
      CHEMICALS-SPECIALTY -- 0.9%
      Eastman Chemical                     6,390          377
                                                  -----------
      INDUSTRIAL GASES -- 0.6%
      Air Products & Chemicals             4,300          272
                                                  -----------
      PAPER & RELATED PRODUCTS -- 0.8%
      Temple-Inland                        5,140          373
                                                  -----------
    Total Basic Materials (Cost $ 1,958)                2,153
                                                  -----------
    CONSUMER CYCLICAL -- 15.9%
      BUILDING-RESIDENTIAL/COMMERCIAL -- 1.3%
      DR Horton                            7,053          206
      Lennar, Cl A                         6,700          380
                                                  -----------
                                                          586
      CASINO SERVICES -- 1.0%
      International Game
      Technology                          17,620          470
                                                  -----------
      DISTRIBUTION/WHOLESALE -- 0.8%
      CDW                                  6,190          351
                                                  -----------
      GOLF -- 0.8%
      Callaway Golf                       28,500          365
                                                  -----------
      HOTELS & MOTELS -- 0.5%
      Fairmont Hotels & Resorts            6,600          219
                                                  -----------
      MULTIMEDIA -- 1.1%
      EW Scripps, Cl A                    10,500          512
                                                  -----------
      PUBLISHING-NEWSPAPERS -- 2.5%
      New York Times                      13,300          487
      Tribune                             16,000          638
                                                  -----------
                                                        1,125
      PUBLISHING-PERIODICALS -- 0.5%
      Reader's Digest Association         12,850          222
                                                  -----------
      RADIO -- 1.7%
      Radio One, Cl A*                    27,300          401
      Westwood One*                       18,060          367
                                                  -----------
                                                          768
      RETAIL-DISCOUNT -- 1.5%
      Costco Wholesale                     8,200          362
      Family Dollar Stores                11,000          334
                                                  ------------
                                                          696
      RETAIL-JEWELRY -- 1.2%
      Tiffany                             16,550          571
                                                  ------------

                                                     MARKET
     DESCRIPTION                       SHARES      VALUE (000)
--------------------------------------------------------------------------------
      RETAIL-OFFICE SUPPLIES -- 1.9%
      OfficeMax                           25,350  $       849
                                                  -----------
      TELEVISION -- 1.1%
      Univision Communications,
            Cl A*                         17,570          487
                                                  -----------
    Total Consumer Cyclical (Cost $ 7,183)              7,221
                                                  -----------
    CONSUMER NON-CYCLICAL -- 1.5%
      AGRICULTURAL OPERATIONS -- 0.5%
      Tejon Ranch*                         4,800          214
                                                  -----------
      OFFICE SUPPLIES & FORMS -- 1.0%
      Avery Dennison                       7,700          477
                                                  -----------
    Total Consumer Non-Cyclical (Cost $ 689)              691
                                                  -----------
    ENERGY -- 8.9%
      OIL & GAS DRILLING -- 3.8%
      GlobalSantaFe                       11,700          433
      Pride International*                15,810          393
      Rowan                               18,070          541
      Todco, Cl A*                        14,070          364
                                                  -----------
                                                        1,731
      OIL COMPANIES-EXPLORATION & PRODUCTION -- 1.0%
      Noble Energy                         3,700          252
      Pogo Producing                       4,500          221
                                                  -----------
                                                          473
      OIL-FIELD SERVICES -- 1.8%
      Tidewater                           11,570          449
      Weatherford International*           6,000          348
                                                  -----------
                                                          797
      PIPELINES -- 2.3%
      El Paso                             65,200          690
      Williams                            17,920          337
                                                  -----------
                                                        1,027
                                                  -----------
    Total Energy (Cost $ 2,714)                         4,028
                                                  -----------
    FINANCIAL -- 19.7%
      COMMERCIAL BANKS-EASTERN US -- 1.1%
      Commerce Bancorp Inc/NJ             14,800          480
                                                  -----------
      FIDUCIARY BANKS -- 0.5%
      Investors Financial Services         4,860          238
                                                  -----------
      FINANCE-CREDIT CARD -- 1.1%
      Providian Financial*                29,500          506
                                                  -----------
      FINANCE-INVESTMENT BANKER/BROKER -- 0.5%
      Friedman Billings Ramsey
         Group, Cl A                      13,900          221
                                                  -----------
      INVESTMENT MANAGEMENT/ADVISORY SERVICES -- 1.0%
      Federated Investors, Cl B           15,910          450
                                                  -----------

SCHEDULE OF INVESTMENTS


Liberty Ridge Mid-Cap Portfolio (formerly PBHG Mid-Cap Portfolio)
March 31, 2005 (Unaudited)


                                                     MARKET
     DESCRIPTION                       SHARES      VALUE (000)
--------------------------------------------------------------------------------
      LIFE/HEALTH INSURANCE -- 2.5%
      Lincoln National                     9,600  $       434
      UnumProvident                       41,730          710
                                                  -----------
                                                        1,144
      MULTI-LINE INSURANCE -- 3.2%
      Allmerica Financial*                12,700          456
      Assurant                             5,280          178
      Cincinnati Financial                11,310          493
      XL Capital, Cl A                     4,430          321
                                                  -----------
                                                        1,448
      PROPERTY/CASUALTY INSURANCE -- 0.7%
      Fidelity National Financial         10,300          339
                                                  -----------
      REAL ESTATE MANAGEMENT/SERVICES -- 1.0%
      CB Richard Ellis Group, Cl
      A*                                  12,650          443
                                                  -----------
      REAL ESTATE OPERATION/DEVELOPMENT -- 0.9%
      St Joe                               5,800          390
                                                  -----------
      REINSURANCE -- 3.3%
      Aspen Insurance Holdings             7,330          185
      Axis Capital Holdings               25,240          682
      Odyssey Re Holdings                  8,300          208
      PartnerRe                            7,300          472
                                                  -----------
                                                        1,547
      REITS-HOTELS -- 1.2%
      Host Marriott                       32,360          536
                                                  -----------
      REITS-OFFICE PROPERTY -- 1.6%
      American Financial Realty
      Trust                               48,350          707
                                                  -----------
      S&L/THRIFTS-EASTERN US -- 1.1%
      NewAlliance Bancshares              35,120          492
                                                  -----------
    Total Financial (Cost $ 7,896)                      8,941
                                                  -----------
    HEALTH CARE -- 10.8%
      DIALYSIS CENTERS -- 0.6%
      DaVita*                              6,800          285
                                                  -----------
      HOSPITAL BEDS/EQUIPMENT -- 0.6%
      Hillenbrand Industries               5,200          288
                                                  -----------
      MEDICAL PRODUCTS -- 2.4%
      Becton Dickinson                     7,800          456
      Biomet                               9,170          333
      Henry Schein*                        8,600          308
                                                  -----------
                                                        1,097
      MEDICAL-BIOMEDICAL/GENETIC -- 0.4%
      Protein Design Labs*                11,100          177
                                                  -----------
      MEDICAL-GENERIC DRUGS -- 2.5%
      Barr Pharmaceuticals*               10,200          498
      Watson Pharmaceuticals*             20,260          623
                                                  -----------
                                                        1,121
      MEDICAL-HMO -- 1.0%
      WellCare Health Plans*              14,900          454
                                                  -----------

                                                     MARKET
     DESCRIPTION                       SHARES      VALUE (000)
--------------------------------------------------------------------------------
      MEDICAL-HOSPITALS -- 0.5%
      Tenet Healthcare*                   17,430  $       201
                                                  -----------
      MEDICAL-OUTPATIENT/HOME MEDICAL-- 1.2%
      Lincare Holdings*                   11,960          529
                                                  -----------
      THERAPEUTICS -- 1.6%
      CV Therapeutics*                    22,470          457
      Vicuron Pharmaceuticals*            17,930          283
                                                  -----------
                                                          740
                                                  -----------
    Total Health Care (Cost $ 4,388)                    4,892
                                                  -----------
    INDUSTRIAL -- 2.8%
      AEROSPACE/DEFENSE-EQUIPMENT -- 0.8%
      Alliant Techsystems*                 5,000          357
                                                  -----------
      DIVERSIFIED MANUFACTURING OPERATIONS -- 1.2%
      Brink's                             16,250          562
                                                  -----------
      INSTRUMENTS-SCIENTIFIC -- 0.8%
      Applera Corp - Applied
         Biosystems Group                 17,200          340
                                                  -----------
    Total Industrial (Cost $ 941)                       1,259
                                                  -----------
    SERVICES -- 6.2%
      ADVERTISING AGENCIES -- 1.0%
      Interpublic Group*                  36,860          453
                                                  -----------
      COMMERCIAL SERVICES -- 1.8%
      ChoicePoint*                         9,980          400
      Quanta Services*                    58,300          445
                                                  -----------
                                                          845
      COMPUTER SERVICES -- 3.4%
      Affiliated Computer
      Services, Cl A*                      6,220          331
      DST Systems*                         8,700          402
      Manhattan Associates*               39,050          795
                                                  -----------
                                                        1,528
                                                  -----------
    Total Services (Cost $ 2,825)                       2,826
                                                  -----------
    TECHNOLOGY -- 22.5%
      APPLICATIONS SOFTWARE -- 5.3%
      Citrix Systems*                     25,020          596
      Intuit*                             10,190          446
      Satyam Computer Services ADR        34,970          817
      Siebel Systems*                     58,270          532
                                                  -----------
                                                        2,391
      DATA PROCESSING/MANAGEMENT -- 5.0%
      Dun & Bradstreet*                    6,500          399
      MoneyGram International             16,700          316
      SEI Investments                     16,900          611
      Veritas Software*                   40,650          944
                                                  -----------
                                                        2,270

SCHEDULE OF INVESTMENTS


Liberty Ridge Mid-Cap Portfolio (formerly PBHG Mid-Cap Portfolio)
March 31, 2005 (Unaudited)


                                    SHARES/FACE       MARKET
     DESCRIPTION                    AMOUNT (000)   VALUE (000)
--------------------------------------------------------------------------------
      ELECTRONIC COMPONENTS-MISCELLANEOUS -- 3.9%
      Celestica*                          45,740          618
      Flextronics International*          31,130          375
      Gentex                              11,900          380
      Sanmina-SCI*                        77,690          405
                                                  -----------
                                                        1,778
      ELECTRONIC COMPONENTS-SEMICONDUCTORS -- 1.1%
      Broadcom, Cl A*                     10,000  $       299
      Intersil, Cl A                      12,800          222
                                                  -----------
                                                          521
      ELECTRONIC DESIGN AUTOMATION -- 0.7%
      Cadence Design Systems*             21,270          318
                                                  -----------
      ENTERPRISE SOFTWARE/SERVICES -- 0.9%
      MicroStrategy, Cl A*                 7,270          394
                                                  -----------
      INTERNET INFRASTRUCTURE EQUIPMENT -- 1.7%
      Avocent*                            29,180          749
                                                  -----------
      SEMICONDUCTOR COMPONENTS-INTEGRATED CIRCUITS -- 2.5%
      Integrated Circuit Systems*         18,910          362
      Maxim Integrated Products            7,660          313
      United Microelectronics*           130,600          440
                                                  -----------
                                                        1,115
      TELECOMMUNICATION SERVICES -- 1.4%
      Amdocs*                             23,110          656
                                                  -----------
    Total Technology (Cost $ 9,538)                    10,192
                                                  -----------
    TRANSPORTATION -- 2.7%
      TRANSPORT-AIR FREIGHT -- 1.3%
      EGL*                                26,480          604
                                                  -----------
      TRANSPORT-TRUCK -- 1.4%
      CNF                                 13,500          631
                                                  -----------
    Total Transportation (Cost $ 1,272)                 1,235
                                                  -----------
    UTILITIES -- 1.5%
      ELECTRIC-INTEGRATED -- 1.5%
      Alliant Energy                       9,700          260
      Public Service Enterprise
      Group                                7,380          401
                                                  -----------
                                                          661
                                                  -----------
    Total Utilities (Cost $ 518)                          661
                                                  -----------
Total Common Stock (Cost $39,922)                      44,099
                                                  -----------

                                        FACE          MARKET
     DESCRIPTION                    AMOUNT (000)   VALUE (000)
--------------------------------------------------------------------------------

REPURCHASE AGREEMENT -- 2.6%
  Morgan Stanley 2.730%, dated
    03/31/05, to be repurchased
    on 04/01/05, repurchase price
    $1,179,813 (collateralized by
    a U.S. Government obligation,
    par value $1,225,000, 5.000%,
    01/30/14, total market value
    $1,216,624)(A)                       $ 1,180       $1,180
                                                  -----------
Total Repurchase Agreement (Cost $1,180)                1,180
                                                  -----------

Total Investments (99.8%) (Cost $41,102)+             $45,279
                                                  ===========

Percentages are based on Net Assets of $45,392,239.

* Non-income producing security.
(A) -- Tri-party repurchase agreement
ADR -- American Depositary Receipt
Cl -- Class
REITs -- Real Estate Investment Trusts
Cost figures are shown with "000's" omitted.

+ At March 31, 2005, the tax basis cost of the Portfolio's investments was $41,101,692, and the unrealized appreciation and depreciation were $5,686,017 and $(1,508,623), respectively.

For information regarding the Portfolio's policy on valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent semi-annual or annual financial statements.

SCHEDULE OF INVESTMENTS


Liberty Ridge Select Value Portfolio (formerly PBHG Select Value Portfolio) March 31, 2005 (Unaudited)


                                                     MARKET
     DESCRIPTION                       SHARES      VALUE (000)
--------------------------------------------------------------------------------

COMMON STOCK -- 96.0%
    BASIC MATERIALS -- 2.0%
      CHEMICALS-DIVERSIFIED -- 2.0%
      EI Du Pont de Nemours               22,200  $     1,138
                                                  -----------
    Total Basic Materials (Cost $ 1,200)                1,138
                                                  -----------
    CONSUMER CYCLICAL -- 12.0%
      CABLE TV -- 4.8%
      Comcast, Cl A*                      83,800        2,799
                                                  -----------
      RETAIL-BUILDING PRODUCTS -- 4.0%
      Home Depot                          60,200        2,302
                                                  -----------
      RETAIL-DISCOUNT -- 3.2%
      Wal-Mart Stores                     37,400        1,874
                                                  -----------
    Total Consumer Cyclical (Cost $ 6,457)              6,975
                                                  -----------
    CONSUMER NON-CYCLICAL -- 7.0%
      BEVERAGES-NON-ALCOHOLIC -- 3.6%
      PepsiCo                             40,000        2,121
                                                  -----------
      TOBACCO -- 3.4%
      Altria Group                        30,000        1,962
                                                  -----------
    Total Consumer Non-Cyclical (Cost $ 3,452)          4,083
                                                  ------------
    ENERGY -- 7.1%
      OIL COMPANIES-INTEGRATED -- 7.1%
      ChevronTexaco                       19,900        1,160
      ConocoPhillips                      16,700        1,801
      Exxon Mobil                         19,700        1,174
                                                  -----------
                                                        4,135
                                                  -----------
    Total Energy (Cost $ 2,690)                         4,135
                                                  -----------
    FINANCIAL -- 23.6%
      FINANCE-INVESTMENT BANKER/BROKER-- 17.3%
      Citigroup                           56,400        2,535
      Goldman Sachs Group                 22,000        2,420
      JPMorgan Chase                      65,300        2,259
      Morgan Stanley                      50,000        2,863
                                                  -----------
                                                       10,077
      MULTI-LINE INSURANCE -- 1.8%
      American International Group        18,900        1,047
                                                  -----------
      SUPER-REGIONAL BANKS-US -- 4.5%
      Bank of America                     58,800        2,593
                                                  -----------
    Total Financial (Cost $ 12,781)                    13,717
                                                  -----------
    HEALTH CARE -- 13.9%
      MEDICAL PRODUCTS -- 3.5%
      Johnson & Johnson                   30,000        2,015
                                                  -----------

                                    SHARES/FACE       MARKET
     DESCRIPTION                    AMOUNT (000)   VALUE (000)
--------------------------------------------------------------------------------
      MEDICAL-DRUGS -- 10.4%
      Abbott Laboratories                 51,700  $     2,410
      Pfizer                              25,600          672
      Wyeth                               69,600        2,936
                                                  -----------
                                                        6,018
                                                  -----------
    Total Health Care (Cost $ 7,067)                    8,033
                                                  -----------
    INDUSTRIAL -- 5.0%
      DIVERSIFIED MANUFACTURING OPERATIONS -- 5.0%
      General Electric                    80,800        2,914
                                                  -----------
    Total Industrial (Cost $ 2,578)                     2,914
                                                  -----------
    SERVICES -- 6.1%
      TELEPHONE-INTEGRATED -- 6.1%
      SBC Communications                  69,400        1,644
      Verizon Communications              52,500        1,864
                                                  -----------
                                                        3,508
                                                  -----------
    Total Services (Cost $ 3,767)                       3,508
                                                  -----------
    TECHNOLOGY -- 14.6%
      APPLICATIONS SOFTWARE -- 4.0%
      Microsoft                           96,000        2,320
                                                  -----------
      DATA PROCESSING/MANAGEMENT -- 4.2%
      First Data                          62,500        2,457
                                                  -----------
      ELECTRONIC COMPONENTS-SEMICONDUCTORS -- 3.5%
      Intel                               87,500        2,033
                                                  -----------
      SEMICONDUCTOR EQUIPMENT -- 2.9%
      Applied Materials*                 103,200        1,677
                                                  -----------
    Total Technology (Cost $ 9,315)                     8,487
                                                  -----------
    UTILITIES -- 4.7%
      ELECTRIC-INTEGRATED -- 4.7%
      Consolidated Edison                 30,900        1,303
      Southern                            43,700        1,391
                                                  -----------
                                                        2,694
                                                  -----------
    Total Utilities (Cost $ 2,539)                      2,694
                                                  -----------
Total Common Stock (Cost $51,846)                      55,684
                                                  -----------

REPURCHASE AGREEMENT -- 4.1%
  Morgan Stanley 2.830%, dated
    03/31/05, to be repurchased
    on 04/01/05, repurchase price
    $2,357,235 (collateralized by
    a U.S. Treasury obligation,
    par value $2,408,000, 0.000%,
    04/21/05, total market value
    $2,404,292)(A)                       $ 2,357        2,357
                                                  -----------
Total Repurchase Agreement (Cost $2,357)                2,357
                                                  -----------

Total Investments (100.1%) (Cost $54,203)+            $58,041
                                                  ===========

Percentages are based on Net Assets of $58,008,507.

SCHEDULE OF INVESTMENTS


Liberty Ridge Select Value Portfolio (formerly PBHG Select Value Portfolio) March 31, 2005 (Unaudited)


* Non-income producing security.
(A) -- Tri-party repurchase agreement
Cl -- Class
Cost figures are shown with "000's" omitted.

+ At March 31, 2005, the tax basis cost of the Portfolio's investments was $54,202,562, and the unrealized appreciation and depreciation were 5,547,465 and $(1,709,513), respectively.

For information regarding the Portfolio's policy on valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent semi-annual or annual financial statements.

SCHEDULE OF INVESTMENTS


Liberty Ridge Small Cap Portfolio (formerly PBHG Small Cap Portfolio) March 31, 2005 (Unaudited)


                                                     MARKET
     DESCRIPTION                       SHARES      VALUE (000)
--------------------------------------------------------------------------------

COMMON STOCK -- 94.1%
    BASIC MATERIALS -- 4.9%
      CHEMICALS-DIVERSIFIED -- 2.5%
      Olin                               157,800  $     3,519
                                                  -----------
      CHEMICALS-PLASTICS -- 1.3%
      Spartech                            90,660        1,799
                                                  -----------
      PAPER & RELATED PRODUCTS -- 1.1%
      Neenah Paper*                       45,230        1,521
                                                  -----------
    Total Basic Materials (Cost $ 5,941)                6,839
                                                  -----------
    CONSUMER CYCLICAL -- 23.2%
      APPAREL MANUFACTURERS -- 0.7%
      Carter's*                           26,720        1,062
                                                  -----------
      AUDIO/VIDEO PRODUCTS -- 0.5%
      Tivo*                              129,500          670
                                                  -----------
      BROADCAST SERVICES/PROGRAMMING -- 0.6%
      Nexstar Broadcasting Group,
            Cl A*                        126,800          894
                                                  -----------
      CABLE TV -- 4.0%
      Insight Communications, Cl A*      143,730        1,703
      Mediacom Communications, Cl
      A*                                 572,500        3,744
                                                  -----------
                                                        5,447
      HOTELS & MOTELS -- 1.0%
      Jameson Inns*                      919,100        1,351
                                                  -----------
      MULTIMEDIA -- 2.0%
      Entravision Communications,
            Cl A*                        310,510        2,754
                                                  -----------
      PUBLISHING-BOOKS -- 2.3%
      Scholastic*                         83,500        3,080
                                                  -----------
      PUBLISHING-NEWSPAPERS -- 1.3%
      Journal Register*                  112,200        1,874
                                                  -----------
      PUBLISHING-PERIODICALS -- 1.6%
      Reader's Digest Association        126,670        2,193
                                                  -----------
      RADIO -- 6.0%
      Cumulus Media, Cl A*                97,100        1,384
      Emmis Communications, Cl A*        133,300        2,562
      Radio One, Cl A*                   119,700        1,757
      Radio One, Cl D*                    36,500          539
      Spanish Broadcasting
         System, Cl A*                   204,900        2,102
                                                  -----------
                                                        8,344
      RETAIL-VIDEO RENTAL -- 1.1%
      Blockbuster, Cl A                  173,300        1,530
                                                  -----------
      TELEVISION -- 2.1%
      Sinclair Broadcast Group,
      Cl A                               361,300        2,901
                                                  -----------
    Total Consumer Cyclical (Cost $ 32,483)            32,100
                                                  -----------

                                                     MARKET
     DESCRIPTION                       SHARES      VALUE (000)
--------------------------------------------------------------------------------
    CONSUMER NON-CYCLICAL -- 1.4%
      AGRICULTURAL OPERATIONS -- 1.4%
      Delta & Pine Land                   45,600  $     1,231
      Tejon Ranch*                        14,600          651
                                                  -----------
                                                        1,882
                                                  -----------
    Total Consumer Non-Cyclical (Cost $ 1,877)          1,882
                                                  -----------
    ENERGY -- 4.5%
      OIL & GAS DRILLING -- 0.8%
      Atwood Oceanics*                    16,800        1,118
                                                  -----------
      OIL COMPANIES-EXPLORATION & PRODUCTION -- 1.0%
      Meridian Resource*                 146,600          756
      Stone Energy*                       12,220          594
                                                  -----------
                                                        1,350
      OIL REFINING & MARKETING -- 0.8%
      Frontier Oil                        31,290        1,134
                                                  -----------
      OIL-FIELD SERVICES -- 1.9%
      Cal Dive International*             14,490          656
      Core Laboratories*                  28,275          726
      W-H Energy Services*                50,800        1,216
                                                  -----------
                                                        2,598
                                                  -----------
    Total Energy (Cost $ 3,910)                         6,200
                                                  -----------
    FINANCIAL -- 23.0%
      COMMERCIAL BANKS-EASTERN US -- 0.6%
      Signature Bank/New York NY*         31,130          825
                                                  -----------
      COMMERCIAL BANKS-SOUTHERN US -- 0.4%
      GB&T Bancshares                     24,600          533
                                                  -----------
      FINANCE-CONSUMER LOANS -- 3.2%
      Collegiate Funding Services
         LLC*                            195,223        3,042
      Portfolio Recovery
      Associates*                         38,600        1,313
                                                  -----------
                                                        4,355
      FINANCE-CREDIT CARD -- 0.4%
      Metris*                             52,850          612
                                                  -----------
      FINANCE-INVESTMENT BANKER/BROKER -- 0.2%
      GFI Group*                          12,100          325
                                                  -----------
      FINANCE-OTHER SERVICES -- 2.7%
      Asset Acceptance Capital*           84,610        1,614
      MarketAxess Holdings*              199,014        2,223
                                                  -----------
                                                        3,837
      INSURANCE BROKERS -- 1.1%
      USI Holdings*                      130,720        1,540
                                                  -----------
      INVESTMENT MANAGEMENT/ADVISORY SERVICES -- 1.0%
      Affiliated Managers Group*          22,000        1,365
                                                  -----------
      LIFE/HEALTH INSURANCE -- 1.4%
      KMG America*                       201,810        1,968
                                                  -----------

SCHEDULE OF INVESTMENTS


Liberty Ridge Small Cap Portfolio (formerly PBHG Small Cap Portfolio) March 31, 2005 (Unaudited)


                                                     MARKET
     DESCRIPTION                       SHARES      VALUE (000)
--------------------------------------------------------------------------------
      MULTI-LINE INSURANCE -- 0.4%
      Allmerica Financial*                16,600  $       597
                                                  -----------
      PROPERTY/CASUALTY INSURANCE -- 1.0%
      EMC Insurance Group                 77,000        1,468
                                                  -----------
      REAL ESTATE MANAGEMENT/SERVICES -- 1.3%
      CB Richard Ellis Group, Cl
      A*                                  19,805          693
      Trammell Crow*                      54,100        1,113
                                                  -----------
                                                        1,806
      REINSURANCE -- 1.3%
      PXRE Group                          68,400        1,754
                                                  -----------
      REITS-HOTELS -- 3.1%
      Ashford Hospitality Trust           58,900          601
      MeriStar Hospitality*              521,100        3,647
                                                  -----------
                                                        4,248
      REITS-MORTGAGE -- 1.6%
      HomeBanc Corp/Atlanta GA           248,700        2,198
                                                  -----------
      REITS-OFFICE PROPERTY -- 0.1%
      Government Properties Trust         16,900          168
                                                  -----------
      S&L/THRIFTS - CENTRAL US -- 1.3%
      Franklin BankCorp/Houston
      TX*                                102,300        1,765
                                                  -----------
      S&L/THRIFTS-EASTERN US -- 1.1%
      NewAlliance Bancshares             111,400        1,560
                                                  -----------
      S&L/THRIFTS-SOUTHERN US -- 0.8%
      BankAtlantic Bancorp, Cl A          64,350        1,120
                                                  -----------
    Total Financial (Cost $ 28,396)                    32,044
                                                  -----------
    HEALTH CARE -- 8.8%
      DISPOSABLE MEDICAL PRODUCTS -- 0.6%
      ICU Medical*                        22,200          788
                                                  -----------
      MEDICAL INSTRUMENTS -- 0.5%
      Symmetry Medical*                   37,200          708
                                                  -----------
      MEDICAL-BIOMEDICAL/GENETIC -- 0.5%
      Applera Corp - Celera
         Genomics Group*                  76,100          780
                                                  -----------
      MEDICAL-DRUGS -- 0.7%
      Priority Healthcare, Cl B*          47,020        1,017
                                                  -----------
      MEDICAL-GENERIC DRUGS -- 3.4%
      Eon Labs*                           58,912        1,781
      Par Pharmaceutical*                 32,300        1,080
      Perrigo                             94,810        1,816
                                                  -----------
                                                        4,677
      MEDICAL-NURSING HOMES -- 0.9%
      Genesis HealthCare*                 28,050        1,203
                                                  -----------
      PHARMACY SERVICES -- 1.4%
      Accredo Health*                     43,000        1,910
                                                  -----------

                                                     MARKET
     DESCRIPTION                       SHARES      VALUE (000)
--------------------------------------------------------------------------------
      THERAPEUTICS -- 0.8%
      QLT*                                88,100  $     1,133
                                                  -----------
    Total Health Care (Cost $ 10,854)                  12,216
                                                  -----------
    INDUSTRIAL -- 9.0%
      AEROSPACE/DEFENSE -- 1.2%
      Teledyne Technologies*              54,600        1,709
                                                  -----------
      AEROSPACE/DEFENSE-EQUIPMENT -- 0.4%
      Moog, Cl A*                         11,850          536
                                                  -----------
      BATTERIES/BATTERY SYSTEMS -- 1.2%
      Wilson Greatbatch
      Technologies*                       93,250        1,701
                                                  -----------
      BUILDING & CONSTRUCTION PRODUCTS-MISCELLANEOUS -- 0.8%
      Dycom Industries*                   48,700        1,120
                                                  -----------
      BUILDING-HEAVY CONSTRUCTION -- 0.5%
      Washington Group
         International*                   15,370          692
                                                  -----------
      DIVERSIFIED MANUFACTURING OPERATIONS -- 1.2%
      Brink's                             49,800        1,723
                                                  -----------
      ELECTRONICS-MILITARY -- 0.6%
      EDO                                 26,500          796
                                                  -----------
      ENGINEERING/R&D SERVICES -- 1.3%
      Shaw Group*                         80,660        1,758
                                                  -----------
      NON-HAZARDOUS WASTE DISPOSAL -- 1.3%
      WCA Waste*                         193,500        1,896
                                                  -----------
      WIRE & CABLE PRODUCTS -- 0.5%
      General Cable*                      59,000          712
                                                  -----------
    Total Industrial (Cost $ 9,341)                    12,643
                                                  -----------
    SERVICES -- 6.9%
      COMMERCIAL SERVICES -- 0.5%
      Intersections*                      46,160          672
                                                  -----------
      COMMERCIAL SERVICES-FINANCE -- 0.5%
      Wright Express*                     39,100          669
                                                  -----------
      COMPUTER SERVICES -- 0.9%
      Manhattan Associates*               65,025        1,325
                                                  -----------
      CONSULTING SERVICES -- 0.3%
      PDI*                                21,610          443
                                                  -----------
      E-COMMERCE/SERVICES -- 0.3%
      Napster*                            62,600          407
                                                  -----------
      HUMAN RESOURCES -- 0.7%
      Medical Staffing Network
         Holdings*                       148,600          982
                                                  -----------
      RESEARCH & DEVELOPMENT -- 2.7%
      Parexel International*              83,900        1,972
      PRA International*                  68,400        1,842
                                                  -----------
                                                        3,814

SCHEDULE OF INVESTMENTS


Liberty Ridge Small Cap Portfolio (formerly PBHG Small Cap Portfolio) March 31, 2005 (Unaudited)


                                                     MARKET
     DESCRIPTION                       SHARES      VALUE (000)
--------------------------------------------------------------------------------
      TELEPHONE-INTEGRATED -- 1.0%
      Valor Communications Group*         92,900  $     1,344
                                                  -----------
    Total Services (Cost $ 8,775)                       9,656
                                                  -----------
    TECHNOLOGY -- 10.8%
      APPLICATIONS SOFTWARE -- 0.8%
      Pinnacle Systems*                  104,000          581
      Quest Software*                     39,100          541
                                                  -----------
                                                        1,122
      B2B/E-COMMERCE -- 0.3%
      webMethods*                         85,400          468
                                                  -----------
      COMPUTER AIDED DESIGN -- 0.7%
      Parametric Technology*             178,300          997
                                                  -----------
      COMPUTERS-MEMORY DEVICES -- 0.9%
      Quantum*                           181,200          527
      Western Digital*                    61,680          787
                                                  -----------
                                                        1,314
      DECISION SUPPORT SOFTWARE -- 0.8%
      NetIQ*                              96,000        1,097
                                                  -----------
      ELECTRONIC COMPONENTS-MISCELLANEOUS -- 0.5%
      CTS                                 54,000          702
                                                  -----------
      ELECTRONIC COMPONENTS-SEMICONDUCTORS -- 1.2%
      Integrated Silicon
      Solutions*                         149,500        1,002
      Zoran*                              65,800          681
                                                  -----------
                                                        1,683
      ENTERPRISE SOFTWARE/SERVICES -- 1.6%
      Ascential Software*                 34,400          637
      Informatica*                       160,100        1,324
      Manugistics Group*                 146,900          247
                                                  -----------
                                                        2,208
      INTERNET APPLICATION SOFTWARE -- 0.5%
      Verity*                             78,600          743
                                                  -----------
      NETWORKING PRODUCTS -- 0.6%
      Foundry Networks*                   77,100          763
                                                  -----------
      SEMICONDUCTOR COMPONENTS-INTEGRATED CIRCUITS -- 1.0%
      Integrated Device
      Technology*                         45,050          542
      Standard Microsystems*              45,600          792
                                                  -----------
                                                        1,334
      SEMICONDUCTOR EQUIPMENT -- 0.2%
      Brooks Automation*                  22,540          342
                                                  -----------
      SOFTWARE TOOLS -- 0.9%
      Borland Software*                  152,400        1,237
                                                  -----------
      TELECOMMUNICATION SERVICES -- 0.8%
      Iowa Telecommunications
         Services                         54,700        1,067
                                                  -----------
    Total Technology (Cost $ 15,182)                   15,077
                                                  -----------

                                    SHARES/FACE       MARKET
     DESCRIPTION                    AMOUNT (000)   VALUE (000)
--------------------------------------------------------------------------------
    TRANSPORTATION -- 0.8%
      AIRLINES -- 0.2%
      Skywest                             18,600  $       346
                                                  -----------
      TRANSPORT-MARINE -- 0.6%
      CP Ships                            56,100          795
                                                  -----------
    Total Transportation (Cost $ 895)                   1,141
                                                  -----------
    UTILITIES -- 0.8%
      ELECTRIC-INTEGRATED -- 0.8%
      MGE Energy                          33,900        1,124
                                                  -----------
    Total Utilities (Cost $ 904)                        1,124
                                                  -----------
Total Common Stock (Cost $118,558)                    130,922
                                                  -----------

INVESTMENT COMPANY -- 1.2%
      INDEX FUND-SMALL CAP -- 1.2%
      iShares Russell 2000 Index
         Fund                             13,700        1,674
                                                  -----------
    Total Index Fund-Small Cap (Cost $ 1,729)           1,674
                                                  -----------
Total Investment Company (Cost $1,729)                  1,674
                                                  -----------

REPURCHASE AGREEMENT -- 5.5%
  Morgan Stanley 2.730%, dated
    03/31/05, to be repurchased
    on 04/01/05, repurchase price
    $7,743,047 (collateralized by
    various U.S. Government
    obligations, ranging in par
    value $3,740,000-$4,340,000,
    0.000%, 10/24/05-12/19/05,
    total market value
    $7,902,110)(A)                       $ 7,742        7,742
                                                  -----------
Total Repurchase Agreement (Cost $7,742)                7,742
                                                  -----------

Total Investments (100.8%) (Cost $128,029)+          $140,338
                                                  ===========

Percentages are based on Net Assets of $139,175,367.

* Non-income producing security.
(A) -- Tri-party repurchase agreement
Cl -- Class
LLC -- Limited Liability Company
REITs -- Real Estate Investment Trusts
Cost figures are shown with "000's" omitted.

+At March 31, 2005, the tax basis cost of the Portfolio's investments was $128,029,231, and the unrealized appreciation and depreciation were $19,614,336 and $(7,305,790), respectively.

For information regarding the Portfolio's policy on valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent semi-annual or annual financial statements.

SCHEDULE OF INVESTMENTS


Liberty Ridge Small Cap Growth Portfolio
(formerly PBHG Small Cap Growth Portfolio)
March 31, 2005 (Unaudited)


                                                       MARKET
     DESCRIPTION                          SHARES       VALUE
--------------------------------------------------------------------------------

COMMON STOCK -- 97.7%
    BASIC MATERIALS -- 0.6%
      ADVANCED MATERIALS/PRODUCTS -- 0.6%
      Ceradyne*                              975  $    21,809
                                                  -----------
    Total Basic Materials (Cost $8,227)                21,809
                                                  -----------
    CONSUMER CYCLICAL -- 19.9%
      APPAREL MANUFACTURERS -- 1.7%
      Quiksilver*                          2,250       65,317
                                                  -----------
      ATHLETIC EQUIPMENT -- 0.9%
      Nautilus                             1,400       33,263
                                                  -----------
      DISTRIBUTION/WHOLESALE -- 1.1%
      Scansource*                            800       41,464
                                                  -----------
      E-COMMERCE/PRODUCTS -- 0.5%
      Stamps.com*                          1,150       19,090
                                                  -----------
      HOME FURNISHINGS -- 0.5%
      Tempur-Pedic International*          1,100       20,526
                                                  -----------
      RETAIL-APPAREL/SHOE -- 4.1%
      Bebe Stores                          1,825       61,958
      Urban Outfitters*                    2,000       95,940
                                                  -----------
                                                      157,898
      RETAIL-GARDENING PRODUCTS -- 1.2%
      Tractor Supply*                      1,100       48,015
                                                  -----------
      RETAIL-MUSIC STORE -- 1.8%
      Guitar Center*                       1,300       71,279
                                                  -----------
      RETAIL-RESTAURANTS -- 7.0%
      Panera Bread, Cl A*                    800       45,224
      PF Chang's China Bistro*             1,100       65,780
      Red Robin Gourmet Burgers*           1,700       86,547
      Rubio's Restaurants*                 3,700       37,000
      Texas Roadhouse*                     1,250       35,100
                                                  -----------
                                                      269,651
      RETAIL-SPORTING GOODS -- 1.1%
      Dick's Sporting Goods*               1,200       44,076
                                                  -----------
    Total Consumer Cyclical (Cost $396,943)           770,579
                                                  -----------
    ENERGY -- 0.7%
      OIL COMPANIES-EXPLORATION & PRODUCTION -- 0.7%
      Southwestern Energy*                   500       28,378
                                                  -----------
    Total Energy (Cost $29,326)                        28,378
                                                  -----------
    FINANCIAL -- 0.3%
      INVESTMENT MANAGEMENT/ADVISORY SERVICES -- 0.3%
      Calamos Asset Management,
            Cl A                             500       13,458
                                                  -----------
    Total Financial (Cost $14,775)                     13,458
                                                  -----------

                                                       MARKET
     DESCRIPTION                          SHARES       VALUE
--------------------------------------------------------------------------------
    HEALTH CARE -- 25.2%
      DIAGNOSTIC EQUIPMENT -- 3.6%
      Gen-Probe*                           1,900  $    84,663
      Immucor*                             1,700       51,323
                                                  -----------
                                                      135,986
      MEDICAL IMAGING SYSTEMS -- 0.8%
      Merge Technologies*                  1,700       29,835
                                                  -----------
      MEDICAL INFORMATION SYSTEMS -- 1.0%
      Quality Systems*                       900       38,106
                                                  -----------
      MEDICAL INSTRUMENTS -- 3.3%
      Angiodynamics*                       1,100       20,130
      Arthrocare*                          1,200       34,200
      DJ Orthopedics*                        600       15,030
      Intuitive Surgical*                  1,300       59,111
                                                  -----------
                                                      128,471
      MEDICAL LASER SYSTEMS -- 2.6%
      LCA-Vision                           1,000       33,300
      Palomar Medical
      Technologies*                        2,600       70,122
                                                  -----------
                                                      103,422
      MEDICAL PRODUCTS -- 0.7%
      American Medical Systems
         Holdings*                         1,500       25,770
                                                  -----------
      MEDICAL-BIOMEDICAL/GENETIC -- 1.3%
      Integra LifeSciences
      Holdings*                              600       21,132
      Martek Biosciences*                    500       29,095
                                                  -----------
                                                       50,227
      OPTICAL SUPPLIES -- 0.2%
      Shamir Optical Industry*               500        7,725
                                                  -----------
      PATIENT MONITORING EQUIPMENT -- 1.9%
      Aspect Medical Systems*              3,500       75,565
                                                  -----------
      PHYSICAL PRACTICE MANAGEMENT -- 3.7%
      American Healthways*                 2,600       85,852
      Matria Healthcare*                   1,950       59,884
                                                  -----------
                                                      145,736
      PHYSICAL THERAPY/REHABILITATION CENTERS -- 2.4%
      Psychiatric Solutions*               2,000       92,000
                                                  -----------
      THERAPEUTICS -- 1.3%
      United Therapeutics*                 1,100       50,264
                                                  -----------
      VITAMINS & NUTRITION PRODUCTS- - 1.3%
      USANA Health Sciences*               1,100       52,030
                                                  -----------
      X-RAY EQUIPMENT -- 1.1%
      Hologic*                             1,300       41,437
                                                  -----------
    Total Health Care (Cost $725,208)                 976,574
                                                  -----------

SCHEDULE OF INVESTMENTS


Liberty Ridge Small Cap Growth Portfolio
(formerly PBHG Small Cap Growth Portfolio)
March 31, 2005 (Unaudited)


                                                       MARKET
     DESCRIPTION                          SHARES       VALUE
--------------------------------------------------------------------------------
    INDUSTRIAL -- 5.4%
      ELECTRONIC MEASURING INSTRUMENTS -- 2.8%
      Axsys Technologies*                  2,700  $    60,641
      Faro Technologies*                     700       16,478
      Molecular Devices*                   1,500       28,500
                                                  -----------
                                                      105,619
      IDENTIFICATION SYSTEMS/DEVELOPMENT -- 0.6%
      Cogent*                                900       22,661
                                                  -----------
      LASERS-SYSTEMS/COMPONENTS -- 2.0%
      Cymer*                                 700       18,739
      II-VI*                               2,400       41,856
      Rofin-Sinar Technologies*              600       19,284
                                                  -----------
                                                       79,879
                                                  -----------
    Total Industrial (Cost $200,971)                  208,159
                                                  -----------
    SERVICES -- 13.3%
      COMMERCIAL SERVICES-FINANCE -- 1.1%
      iPayment*                            1,000       42,199
                                                  -----------
      CONSULTING SERVICES -- 8.3%
      Charles River Associates*            1,400       69,089
      Corporate Executive Board            1,100       70,345
      DiamondCluster
      International*                       6,000       96,600
      Huron Consulting Group*              1,200       24,852
      Navigant Consulting*                 2,300       62,629
                                                  -----------
                                                      323,515
      DIVERSIFIED OPERATIONS/COMMERCIAL SERVICES -- 0.6%
      Chemed                                 300       22,944
                                                  -----------
      HUMAN RESOURCES -- 1.6%
      Barrett Business Services,
         Incorporated*                     1,500       32,908
      Resources Connection*                1,350       28,255
                                                  -----------
                                                       61,163
      RESEARCH & DEVELOPMENT -- 0.6%
      SFBC International*                    600       21,144
                                                  -----------
      SCHOOLS-DAY CARE -- 1.2%
      Bright Horizons Family
         Solutions*                        1,400       47,236
                                                  -----------
    Total Services (Cost $384,366)                    518,201
                                                  -----------
    TECHNOLOGY -- 31.4%
      APPLICATIONS SOFTWARE -- 1.9%
      Progress Software*                   1,200       31,464
      SS&C Technologies                    1,900       43,320
                                                  -----------
                                                       74,784
      CIRCUIT BOARDS -- 1.1%
      Multi-Fineline Electronix*           2,500       44,125
                                                  -----------
      COMMUNICATIONS SOFTWARE -- 3.7%
      Avid Technology*                     1,225       66,297
      Witness Systems*                     4,400       77,220
                                                  -----------
                                                      143,517

                                                       MARKET
     DESCRIPTION                          SHARES       VALUE
--------------------------------------------------------------------------------
      COMPUTER AIDED DESIGN -- 1.1%
      Ansys*                               1,200  $    41,052
                                                  -----------
      COMPUTER SOFTWARE -- 0.4%
      Blackbaud*                           1,300       16,380
                                                  -----------
      COMPUTERS-INTEGRATED SYSTEMS -- 2.8%
      Catapult Communications*             1,200       25,620
      Micros Systems*                      1,600       58,736
      Stratasys*                             725       20,539
                                                  -----------
                                                      104,895
      E-MARKETING/INFORMATION -- 0.8%
      Digital River*                       1,000       31,160
                                                  ------------
      E-SERVICES/CONSULTING -- 3.7%
      GSI Commerce*                        1,700       23,001
      Niku*                                1,300       23,465
      RightNow Technologies*                 550        6,743
      Sapient*                             4,100       30,114
      Websense*                            1,100       59,180
                                                  -----------
                                                      142,503
      ELECTRONIC COMPONENTS-SEMICONDUCTORS -- 2.4%
      Microsemi*                           2,700       43,983
      MIPS Technologies*                   2,700       31,050
      Silicon Laboratories*                  600       17,826
                                                  -----------
                                                       92,859
      ENTERPRISE SOFTWARE/SERVICES -- 2.0%
      Hyperion Solutions*                  1,100       48,521
      MicroStrategy, Cl A*                   550       29,848
                                                  -----------
                                                       78,369
      INTERNET CONTENT-INFORMATION/NETWORKS -- 0.9%
      Jupitermedia*                        2,200       34,122
                                                  -----------
      INTERNET INFRASTRUCTURE SOFTWARE -- 2.3%
      F5 Networks*                         1,750       88,357
                                                  -----------
      INTERNET SECURITY -- 0.5%
      Aladdin Knowledge Systems*             900       20,457
                                                  -----------
      SEMICONDUCTOR COMPONENTS-INTEGRATED CIRCUITS -- 0.9%
      Sigmatel*                              900       33,687
                                                  -----------
      SEMICONDUCTOR EQUIPMENT -- 2.4%
      ADE*                                 2,400       53,280
      Formfactor*                          1,150       26,036
      Helix Technology                       100        1,547
      Mattson Technology*                  1,800       14,292
                                                  -----------
                                                       95,155
      SOFTWARE TOOLS -- 0.7%
      Altiris*                             1,200       28,620
                                                  -----------
      TELECOMMUNICATIONS EQUIPMENT-- 2.2%
      AudioCodes*                          4,600       51,796
      Comtech Telecommunications*            675       35,167
                                                  -----------
                                                       86,963
      TRANSACTIONAL SOFTWARE -- 0.3%
      Open Solutions*                        600       11,898
                                                  -----------

SCHEDULE OF INVESTMENTS


Liberty Ridge Small Cap Growth Portfolio
(formerly PBHG Small Cap Growth Portfolio)
March 31, 2005 (Unaudited)


                                       SHARES/FACE    MARKET
     DESCRIPTION                         AMOUNT       VALUE
--------------------------------------------------------------------------------
      WEB HOSTING/DESIGN -- 1.3%
      Macromedia*                          1,500  $    50,250
                                                  -----------
    Total Technology (Cost $990,519)                1,219,153
                                                  -----------
    TRANSPORTATION -- 0.9%
      TRANSPORT-SERVICES -- 0.9%
      UTI Worldwide                          500       34,723
                                                  -----------
    Total Transportation (Cost $34,315)                34,723
                                                  -----------
Total Common Stock (Cost $2,784,650)                3,791,034
                                                  -----------

REPURCHASE AGREEMENT -- 2.7%
  Morgan Stanley 2.550%, dated
    03/31/05, to be repurchased
    on 04/01/05, repurchase price
    $106,107 (collateralized by a
    U.S. Treasury obligation, par
    value $329,563, 6.375%,
    08/15/27, total market value
    $108,222)(A)                       $ 106,099      106,099
                                                  -----------
Total Repurchase Agreement (Cost $106,099)            106,099
                                                  -----------

Total Investments (100.4%) (Cost $2,890,749) +     $3,897,133
                                                  ===========

Percentages are based on Net Assets of $3,880,782.

* Non-income producing security.
(A) -- Tri-party repurchase agreement
Cl -- Class

+ At March 31, 2005, the tax basis cost of the Portfolio's investments was $2,890,749, and the unrealized appreciation and depreciation were $1,095,743 and $(89,359), respectively.

For information regarding the Portfolio's policy on valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent semi-annual or annual financial statements.

SCHEDULE OF INVESTMENTS

Liberty Ridge Technology & Communications Portfolio
(formerly PBHG Technology & Communications Portfolio)
March 31, 2005 (Unaudited)


                                                     MARKET
     DESCRIPTION                       SHARES      VALUE (000)
--------------------------------------------------------------------------------

COMMON STOCK -- 98.7%
    CONSUMER CYCLICAL -- 1.7%
      ENTERTAINMENT SOFTWARE -- 1.0%
      Electronic Arts*                    25,100  $     1,300
                                                  -----------
      RADIO -- 0.7%
      XM Satellite Radio
      Holdings,
            Cl A*                         24,900          784
                                                  -----------
    Total Consumer Cyclical (Cost $ 2,149)              2,084
                                                  -----------
    HEALTH CARE -- 5.0%
      DIAGNOSTIC EQUIPMENT -- 0.8%
      Gen-Probe*                          22,800        1,016
                                                  -----------
      MEDICAL INSTRUMENTS -- 0.8%
      Boston Scientific*                  33,200          972
                                                  -----------
      MEDICAL-BIOMEDICAL/GENETIC -- 3.4%
      Affymetrix*                         33,200        1,422
      Amgen*                              10,000          582
      Genentech*                          35,200        1,993
                                                  -----------
                                                        3,997
                                                  -----------
    Total Health Care (Cost $ 4,965)                    5,985
                                                  -----------
    SERVICES -- 2.6%
      COMPUTER SERVICES -- 1.9%
      DST Systems*                        26,600        1,228
      Manhattan Associates*               50,000        1,019
                                                  -----------
                                                        2,247
      E-COMMERCE/SERVICES -- 0.7%
      eBay*                               21,600          805
                                                  -----------
    Total Services (Cost $ 2,136)                       3,052
                                                  -----------
    TECHNOLOGY -- 89.4%
      APPLICATIONS SOFTWARE -- 7.4%
      Citrix Systems*                     33,500          798
      Infosys Technologies ADR            36,800        2,713
      Mercury Interactive*                33,500        1,587
      Microsoft                           83,200        2,011
      Satyam Computer
            Services ADR                  76,500        1,787
                                                  -----------
                                                        8,896
      B2B/E-COMMERCE -- 1.5%
      webMethods*                        332,500        1,822
                                                  -----------
      CELLULAR TELECOMMUNICATIONS -- 3.0%
      Nextel Communications, Cl A*        76,600        2,177
      Nextel Partners, Cl A*              60,400        1,326
                                                  -----------
                                                        3,503
      COMMUNICATIONS SOFTWARE -- 1.1%
      Avid Technology*                    24,000        1,299
                                                  -----------

                                                     MARKET
     DESCRIPTION                       SHARES      VALUE (000)
--------------------------------------------------------------------------------
      COMPUTER AIDED DESIGN -- 2.8%
      Autodesk                            89,800  $     2,673
      Parametric Technology*             121,000          676
                                                  -----------
                                                        3,349
      COMPUTERS -- 6.4%
      Apple Computer*                     86,800        3,617
      International Business
      Machines                            25,000        2,285
      PalmOne*                            44,100        1,119
      Research In Motion*                  6,700          512
                                                  -----------
                                                        7,533
      COMPUTERS-INTEGRATED SYSTEMS-- 1.8%
      NCR*                                62,200        2,099
                                                  -----------
      COMPUTERS-MEMORY DEVICES -- 6.6%
      Dot Hill Systems*                    2,300           14
      EMC Corp/Massachusetts*            167,400        2,062
      Network Appliance*                  66,800        1,848
      SanDisk*                            73,200        2,035
      Seagate Technology                  52,400        1,024
      Western Digital*                    67,000          854
                                                  -----------
                                                        7,837
      COMPUTERS-PERIPHERAL EQUIPMENT -- 1.3%
      Lexmark International, Cl A*        20,000        1,599
                                                  -----------
      DATA PROCESSING/MANAGEMENT -- 6.8%
      Automatic Data Processing           33,300        1,497
      First Data                          26,500        1,042
      Fiserv*                             50,200        1,998
      Global Payments                     25,700        1,657
      Veritas Software*                   83,800        1,946
                                                  -----------
                                                        8,140
      DECISION SUPPORT SOFTWARE -- 1.7%
      Cognos*                             49,400        2,072
                                                  -----------
      ELECTRONIC COMPONENTS-MISCELLANEOUS -- 0.9%
      Jabil Circuit*                      37,300        1,064
                                                  -----------
      ELECTRONIC COMPONENTS-SEMICONDUCTORS -- 10.5%
      Advanced Micro Devices*             33,500          540
      Broadcom, Cl A*                     50,200        1,502
      Intel                               66,900        1,554
      International Rectifier*            32,900        1,497
      Intersil, Cl A                     112,100        1,941
      Microsemi*                         107,000        1,743
      Nvidia*                             83,500        1,984
      QLogic*                             41,600        1,685
      Zoran*                              16,600          172
                                                  -----------
                                                       12,618
      ELECTRONIC FORMS -- 1.6%
      Adobe Systems                       27,400        1,840
                                                  -----------
      ENTERPRISE SOFTWARE/SERVICES -- 2.5%
      Oracle*                            174,600        2,179
      SAP ADR                             20,200          810
                                                  -----------
                                                        2,989
      INTERNET CONTENT-INFORMATION/NETWORKS -- 0.7%
      Infospace*                          20,000          817
                                                  -----------

SCHEDULE OF INVESTMENTS

Liberty Ridge Technology & Communications Portfolio
(formerly PBHG Technology & Communications Portfolio)
March 31, 2005 (Unaudited)


                                                     MARKET
     DESCRIPTION                       SHARES      VALUE (000)
--------------------------------------------------------------------------------
      INTERNET INFRASTRUCTURE EQUIPMENT -- 0.4%
      Avocent*                            16,600  $       426
                                                  -----------
      INTERNET INFRASTRUCTURE SOFTWARE -- 1.6%
      F5 Networks*                        36,800        1,858
                                                  -----------
      INTERNET SECURITY -- 2.4%
      Check Point Software
         Technologies*                    33,500          728
      Symantec*                           99,000        2,112
                                                  -----------
                                                        2,840
      NETWORKING PRODUCTS -- 3.3%
      Cisco Systems*                      99,800        1,786
      Juniper Networks*                   75,300        1,661
      Netgear*                            33,400          504
                                                  -----------
                                                        3,951
      SEMICONDUCTOR COMPONENTS-INTEGRATED CIRCUITS -- 8.6%
      Analog Devices                      54,800        1,980
      Cypress Semiconductor*             141,400        1,782
      Emulex*                             78,100        1,471
      Integrated Device
      Technology*                        124,900        1,503
      Marvell Technology Group*           50,000        1,917
      Maxim Integrated Products           41,700        1,704
                                                  -----------
                                                       10,357
      SEMICONDUCTOR EQUIPMENT -- 4.8%
      Applied Materials*                 108,100        1,757
      Kla-Tencor*                         27,400        1,261
      Lam Research*                       43,900        1,267
      Varian Semiconductor
      Equipment Associates*               37,900        1,440
                                                  -----------
                                                        5,725
      TELECOMMUNICATIONS EQUIPMENT -- 2.9%
      Harris                              53,200        1,737
      Plantronics                         33,200        1,264
      Tekelec*                            29,100          464
                                                  -----------
                                                        3,465
      WEB HOSTING/DESIGN -- 0.8%
      Macromedia*                         29,900        1,002
                                                  -----------
      WEB PORTALS/ISP -- 4.3%
      Google, Cl A*                       12,500        2,256
      Yahoo!*                             83,100        2,817
                                                  -----------
                                                        5,073
      WIRELESS EQUIPMENT -- 3.7%
      Motorola                            69,800        1,045
      Nokia ADR                           83,100        1,282
      Qualcomm                            55,900        2,049
                                                  -----------
                                                       4,376
                                                  -----------
    Total Technology (Cost $ 82,413)                  106,550
                                                  -----------
Total Common Stock (Cost $91,663)                     117,671
                                                  -----------

                                        FACE          MARKET
     DESCRIPTION                    AMOUNT (000)   VALUE (000)
--------------------------------------------------------------------------------

REPURCHASE AGREEMENT -- 0.8%
  Morgan Stanley 2.730%, dated
    03/31/05, to be repurchased
    on 04/01/05, repurchase price
    $921,127 (collateralized by a
    U.S. Government obligation,
    par value $965,000, 0.000%,
    12/19/05, total market value
    $940,489)(A)                           $ 921         $921
                                                  -----------
Total Repurchase Agreement (Cost $921)                    921
                                                  -----------

Total Investments (99.5%) (Cost $92,584)+            $118,592
                                                  ===========

Percentages are based on Net Assets of $119,220,949.

* Non-income producing security.
(A) -- Tri-party repurchase agreement
ADR -- American Depositary Receipt
Cl -- Class
Cost figures are shown with "000's" omitted.

+ At March 31, 2005, the tax basis cost of the Portfolio's investments was $92,583,559, and the unrealized appreciation and depreciation were $28,484,348 and $(2,475,900), respectively.

For information regarding the Portfolio's policy on valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent semi-annual or annual financial statements.

ITEM 2.   CONTROLS AND PROCEDURES

(a) The Registrant's principal executive officer and principal financial officer, or persons performing similar functions, have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) are effective as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30-a3(b) under the Act (and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                                 PBHG Insurance Series Fund


                                                 By: /s/ David J. Bullock
                                                 -------------------------------
                                                 David J. Bullock, President and
                                                 Principal Executive Officer
Date:  May 26, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


                                                 By: /s/ David J. Bullock
                                                 -------------------------------
                                                 David J. Bullock, President and
                                                 Principal Executive Officer
Date:  May 26, 2005


                                                 By: /s/ Stephen F. Panner
                                                 -------------------------------
                                                 Stephen F. Panner, Treasurer
                                                 and Principal Financial Officer
Date:  May 26, 2005